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Bingham McCutchen LLP

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bingham.com

April 25, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333–132380 and 811–21864)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 166 (“PEA No. 166”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 166 is to introduce the WisdomTree Emerging Markets Dividend Growth Fund as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6149.

Sincerely,

/s/ Kathleen Long

Kathleen Long